CONVERTIBLE NOTE	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

NOTE 8 – CONVERTIBLE NOTE

	June 30, 2022	December 31, 2021
	(Unaudited)
Principal outstanding	$400,000	$-
Less: unamortized debt issuance costs	-	-
Convertible note payable, net of debt issuance costs	$400,000	$-

On January 21, 2022 (the “Initial Closing Date”), the Company closed an initial $5,000,000 tranche (the “First Tranche”) of a total then anticipated $7,000,000 private placement with L1 Capital Global Opportunities Master Fund, Ltd. (“L1 Capital”) pursuant to the terms of a Securities Purchase Agreement, dated January 21, 2022, between the Company and L1 Capital (the “Purchase Agreement”). In connection with the closing of the First Tranche, the Company issued to the L1 Capital (i) a 6% Original Issuance Discount Senior Convertible Note in a principal amount of up to $7,000,000.00 (the “Note”) and (ii) a five year Ordinary Share Purchase Warrant (the “Initial Warrant”) to purchase up to 383,620 Ordinary Shares at an exercise price of $6.00 per share, subject to adjustment. As of the date of the original Purchase Agreement, a second tranche (the “Second Tranche”) of funding under the Note in the amount of $2,000,000 (the “Second Tranche Amount”) was contemplated. The Note was subject to a deduction of a 6.0% original issuance discount. Except as upon an Event of Default (as defined in the Note), the Note did not bear interest.

Beginning 120 days after the Initial Closing Date, the Company was required to commence monthly installment payments of the Note through maturity (or 14 payments) (“Monthly Payments”), which Monthly Payments could be made, at the Company’s election, in cash or Ordinary Shares (or a combination of cash and Ordinary Shares), with such Ordinary Shares being issued at a valuation equal to the lesser of: (i) $6.00 per share or (ii) 90% of the average of the two lowest closing bid prices of the Ordinary Shares for the ten (10) consecutive trading days ending on the trading day immediately prior to the payment date, with a floor price of $1.20 per share. In addition, at any time following the date of effectiveness of a Registration Statement covering the applicable Ordinary Shares underlying the Note (such Registration Statement having been declared effective on June 1, 2022), the Note is convertible (in whole or in part), at the option of L1 Capital, into such number of fully paid and non-assessable Ordinary Shares determined by dividing (x) that portion of the outstanding principal amount of the Note that L1 Capital elects to convert by (y) $6.00 per share, which price was subject to adjustment as provided in the Note. Upon the occurrence of any Event of Default that has not been remedied, the Company would be obligated to pay to L1 Capital an amount equal to one hundred twenty percent (120%) of the outstanding principal amount of the Amended Note on the date on which the first Event of Default has occurred.

On March 4, 2022, the Company and L1 Capital entered into a First Amendment to the Purchase Agreement and an Amended and Restated Senior Convertible Promissory Note (the “Amended Note”) pursuant to which, among other items, Second Tranche Amount was increased from $2,000,000 to $5,000,000. Upon the funding of the Second Tranche Amount, L1 Capital was entitled to receive an additional five year Ordinary Share Purchase Warrant (the “Second Warrant”) to purchase up to 383,620 Ordinary Shares at $6.00 per share (subject to adjustment).

On May 16, 2022, the Company executed and delivered to L1 Capital a Second Amended and Restated Senior Convertible Promissory Note which amends and restates the Amended Note in its entirety (the “Second Amended Note” and collectively with the Note and the Amended Note, the “Notes”). Among other matters, the Second Amended Note provided for an accelerated funding of the Second Tranche Amount, which was funded to the Company on May 23, 2022, at which time the Second Warrant was issued to L1 Capital.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”). The update removes separation models for (i) convertible debt with a cash conversion feature and (ii) convertible instruments with a beneficial conversion feature. Under ASU 2020-06, these features will be combined with the host contract. ASU 2020-06 does not impact the accounting treatment for conversion features that are accounted for as a derivative under Topic 815. The update also requires the application of the if-converted method to be used for convertible instruments and the effect of potential share settlement be included in the diluted earnings per share calculation when an instrument may be settled in cash or shares. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The amendment is to be adopted through either a fully retrospective or modified retrospective method of transition, only at the beginning of an entity’s fiscal year. Early adoption is permitted. The Company has elected to adopt the standard as of January 1, 2022. The Company evaluated the terms of its Notes with L1 Capital and concluded that the instrument does not require separation and that there were no other derivatives that required separation. The Company evaluated the embedded features of the Notes in accordance with ASC 815-15-25 and determined that the most significant feature is the equity-like conversion option, which is not clearly and closely related to the debt host instrument. The Company further determined it would not meet the definition of a derivative, and therefore not required to be bifurcated and separately measured at fair value. As a result, there is no equity component and the Company recorded the Notes as a single liability within long-term debt on the accompanying condensed consolidated balance sheet.

The Initial Warrant and the Second Warrant (collectively, the “Warrants”) were issued in connection with the Notes, and exercise of such Warrants are not contingent upon conversion of the Notes; therefore proceeds were allocated first to the Warrants based on their fair value and the residual were allocated to the Notes.

The Company incurred debt issuance costs associated with the Notes in the amount of $811,000, which are allocated to the Warrants based on assessed fair value of Warrants and residual proceeds allocated to Notes, compared to total proceeds received. Debt issuance costs associated with derivative warrant liabilities are expensed as incurred, presented as other expenses in the consolidated statements of operations. Offering costs associated with the Notes were charged as a direct deduction from the principal amount of the Notes. Debt issuance and offering costs are recorded as debt discount, which is amortized as interest expense over the term of the convertible debt instrument using the effective interest method.

With regards to the Second Tranche (as disclosed in Note 9), due to the relatively high closing price of the Ordinary Shares on May 23, 2022 (the date of issuance of the Second Warrant), the fair value of Second Warrant of $4,833,390 exceeds the net proceeds received. $133,390 of insurance loss was recognized and no residual proceeds was allocated to Notes. For six months ended June 30, 2022, the total proceeds from both tranches of the Notes have supported oil well drilling of the K-27 and K-28 wells and working capital general corporate purposes.

As of June 30, 2022, $9,600,000 of the total $10,000,000 principal amount of the Notes has been converted into Ordinary Shares at $6.00 per share at L1 Capital’s election. Subsequent to June 30, 2022, an additional $300,000 of principal amount of the Notes were converted into Ordinary Shares at $6.00 per share at L1 Capital’s election (see note 15).